AURORA 10Q - UNAUDITED AND AUDITED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Aug. 24, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary stock subject to possible redemption, outstanding (in shares)	0		332,314,737	332,314,737	332,314,737	332,314,737	108,721,433	107,634,678
Ordinary shares, par value, (in dollars per share)	$ 0.0001			$ 0.0001
Common stock, authorized (in shares)	3,300,000,000			1,086,027,188
Ordinary shares issued	737,585,438			299,783,421
Ordinary shares outstanding	737,585,438			299,783,421
Class A ordinary share
Ordinary shares, par value, (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	1,800,000,000			24,452,565
Ordinary shares issued		91,300,735		24,452,565
Ordinary shares outstanding				24,452,565
Class B ordinary shares
Ordinary shares, par value, (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	700,000,000			588,261,164
Ordinary shares issued		574,407,420		171,441,780
Ordinary shares outstanding				171,441,780
Aurora Acquisition Corp
Preference shares, par value, (per share)			$ 0.0001	$ 0.0001			$ 0.0001
Preference shares, share authorized			5,000,000	5,000,000			5,000,000
Preference shares, share issued			0	0			0
Preference shares, share outstanding			0	0			0
Aurora Acquisition Corp | Class A ordinary share
Ordinary shares, par value, (in dollars per share)			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, authorized (in shares)			500,000,000	500,000,000			500,000,000
Aurora Acquisition Corp | Class A ordinary shares subject to possible redemption
Class A ordinary stock subject to possible redemption, outstanding (in shares)			212,598	24,300,287			24,300,287
Class A common stock subject to possible redemption, price per share			$ 10.36	$ 10.15
Aurora Acquisition Corp | Class A ordinary shares not subject to possible redemption
Ordinary shares, par value, (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, authorized (in shares)			500,000,000	500,000,000
Ordinary shares issued			1,836,240	3,500,000			3,500,000
Ordinary shares outstanding			1,836,240	3,500,000			3,500,000
Aurora Acquisition Corp | Class B ordinary shares
Ordinary shares, par value, (in dollars per share)			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, authorized (in shares)			50,000,000	50,000,000			50,000,000
Ordinary shares issued			6,950,072	6,950,072			6,950,072
Ordinary shares outstanding			6,950,072	6,950,072			6,950,072